Victory Pioneer Intrinsic
Value Fund
(Successor to Pioneer Intrinsic Value Fund)
Schedule of Investments | June 30, 2025

Schedule of Investments  |  6/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.3%
	Common Stocks — 98.4% of Net Assets
	Air Freight & Logistics — 4.7%
489	Deutsche Post AG (A.D.R.)	$ 22,714
61	FedEx Corp.	13,866
699	United Parcel Service, Inc., Class B	70,557
	Total Air Freight & Logistics	$107,137

	Automobiles — 1.8%
3,752	Ford Motor Co.	$ 40,709
	Total Automobiles	$40,709

	Banks — 13.8%
1,627	Bank of America Corp.	$ 76,990
526	Citizens Financial Group, Inc.	23,538
155	Comerica, Inc.	9,246
90	JPMorgan Chase & Co.	26,092
1,315	Truist Financial Corp.	56,532
750	US Bancorp	33,937
1,126	Wells Fargo & Co.	90,215
	Total Banks	$316,550

	Beverages — 0.3%
36	Constellation Brands, Inc., Class A	$ 5,856
	Total Beverages	$5,856

	Biotechnology — 1.3%
230(a)	Biogen, Inc.	$ 28,886
	Total Biotechnology	$28,886

	Broadline Retail — 1.9%
590	eBay, Inc.	$ 43,931
	Total Broadline Retail	$43,931

	Building Products — 0.7%
309	Fortune Brands Innovations, Inc.	$ 15,907
	Total Building Products	$15,907

	Capital Markets — 10.0%
463	Morgan Stanley	$ 65,218
446	Northern Trust Corp.	56,549
152	Raymond James Financial, Inc.	23,312
597	State Street Corp.	63,485
220	T Rowe Price Group, Inc.	21,230
	Total Capital Markets	$229,794

1Victory Pioneer Intrinsic Value Fund | 6/30/25

Shares		Value
	Chemicals — 4.6%
294	Dow, Inc.	$ 7,785
738	LyondellBasell Industries NV, Class A	42,701
746	Mosaic Co.	27,214
249	PPG Industries, Inc.	28,324
	Total Chemicals	$106,024

	Communications Equipment — 3.0%
979	Cisco Systems, Inc.	$ 67,923
	Total Communications Equipment	$67,923

	Consumer Finance — 0.5%
324	Ally Financial, Inc.	$ 12,620
	Total Consumer Finance	$12,620

	Consumer Staples Distribution & Retail — 2.5%
574	Target Corp.	$ 56,625
	Total Consumer Staples Distribution & Retail	$56,625

	Distributors — 0.9%
167	Genuine Parts Co.	$ 20,259
	Total Distributors	$20,259

	Diversified Telecommunication Services — 1.7%
908	Verizon Communications, Inc.	$ 39,289
	Total Diversified Telecommunication Services	$39,289

	Electric Utilities — 2.3%
305	Duke Energy Corp.	$ 35,990
269	Eversource Energy	17,114
	Total Electric Utilities	$53,104

	Financial Services — 1.6%
661	Corebridge Financial, Inc.	$ 23,466
173(a)	PayPal Holdings, Inc.	12,857
	Total Financial Services	$36,323

	Food Products — 1.6%
824	Conagra Brands, Inc.	$ 16,867
641	The Campbell’s Co.	19,647
	Total Food Products	$36,514

	Health Care Equipment & Supplies — 3.9%
528	Medtronic Plc	$ 46,026
474	Zimmer Biomet Holdings, Inc.	43,233
	Total Health Care Equipment & Supplies	$89,259

Victory Pioneer Intrinsic Value Fund | 6/30/252

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Shares		Value
	Health Care Providers & Services — 0.4%
49	Quest Diagnostics, Inc.	$ 8,802
	Total Health Care Providers & Services	$8,802

	Hotel & Resort REITs — 1.3%
1,948	Host Hotels & Resorts, Inc.	$ 29,921
	Total Hotel & Resort REITs	$29,921

	Household Durables — 2.8%
279	DR Horton, Inc.	$ 35,969
276	Whirlpool Corp.	27,992
	Total Household Durables	$63,961

	Household Products — 0.5%
861	Reckitt Benckiser Group Plc (A.D.R.)	$ 11,822
	Total Household Products	$11,822

	Industrial Conglomerates — 2.6%
394	3M Co.	$ 59,983
	Total Industrial Conglomerates	$59,983

	Insurance — 4.5%
649	American International Group, Inc.	$ 55,548
36	Chubb, Ltd.	10,430
337	Prudential Financial, Inc.	36,207
	Total Insurance	$102,185

	IT Services — 2.6%
205	International Business Machines Corp.	$ 60,430
	Total IT Services	$60,430

	Machinery — 4.8%
279	AGCO Corp.	$ 28,782
99	Caterpillar, Inc.	38,433
58	Deere & Co.	29,492
121	Oshkosh Corp.	13,738
	Total Machinery	$110,445

	Media — 3.5%
1,769	Comcast Corp., Class A	$ 63,136
324	Fox Corp., Class A	18,157
	Total Media	$81,293

	Oil, Gas & Consumable Fuels — 8.5%
650	ConocoPhillips	$ 58,331
3Victory Pioneer Intrinsic Value Fund | 6/30/25

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
2,603	Coterra Energy, Inc.	$ 66,064
661	Exxon Mobil Corp.	71,256
	Total Oil, Gas & Consumable Fuels	$195,651

	Passenger Airlines — 0.5%
257	Delta Air Lines, Inc.	$ 12,639
	Total Passenger Airlines	$12,639

	Pharmaceuticals — 5.6%
607	Bristol-Myers Squibb Co.	$ 28,098
491	Johnson & Johnson	75,000
504	Sanofi S.A. (A.D.R.)	24,348
	Total Pharmaceuticals	$127,446

	Semiconductors & Semiconductor Equipment — 1.2%
176	QUALCOMM, Inc.	$ 28,030
	Total Semiconductors & Semiconductor Equipment	$28,030

	Specialty Retail — 0.7%
239	Best Buy Co., Inc.	$ 16,044
	Total Specialty Retail	$16,044

	Technology Hardware, Storage & Peripherals — 1.8%
957	HP, Inc.	$ 23,408
162	NetApp, Inc.	17,261
	Total Technology Hardware, Storage & Peripherals	$40,669

	Total Common Stocks (Cost $2,010,362)	$2,256,031

	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
21,388(b)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 21,388
		$21,388

	TOTAL SHORT TERM INVESTMENTS (Cost $21,388)	$21,388

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $2,031,750)	$2,277,419
	OTHER ASSETS AND LIABILITIES — 0.7%	$16,265
	net assets — 100.0%	$2,293,684

Victory Pioneer Intrinsic Value Fund | 6/30/254

Schedule of Investments  |  6/30/25
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,256,031	$—	$—	$2,256,031
Open-End Fund	21,388	—	—	21,388
Total Investments in Securities	$2,277,419	$—	$—	$2,277,419
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
5Victory Pioneer Intrinsic Value Fund | 6/30/25